Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill.
Schedule of Changes in the carrying amount of goodwill

	Meituan		Eleme On-			Ride-hailing
	on-demand	Bike-sharing	demand	B&B	Housekeeping	solution
	delivery	maintenance	delivery	solution	solution	services	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2020	11,194	4,882	9,819	4,613	88,216	—	118,724
Impairment	—	—	—	—	(51,971)	—	(51,971)
Balance as of December 31, 2021	11,194	4,882	9,819	4,613	36,245	—	66,753
Acquisitions (note 5)	—	—	—	—	—	3,610	3,610
Impairment	—	(4,882)	—	—	—	—	(4,882)
Balance as of December 31, 2022	11,194	—	9,819	4,613	36,245	3,610	65,481
Balance as of December 31, 2022, in US$	1,623	—	1,424	669	5,255	523	9,494